Lessee disclosures (Tables)	12 Months Ended
Sep. 30, 2020
Lessee disclosures
Summary of ROU assets

$m	Property	Other	Total
Consolidated
Balance at 30 September 2019	—	—	—
Impact on adoption of AASB 16	2,686	492	3,178
Restated opening balance	2,686	492	3,178
Additions	354	16	370
Depreciation	(506)	(124)	(630)
Other	—	—	—
Balance at 30 September 2020	2,534	384	2,918
Parent Entity
Balance at 30 September 2019	—	—	—
Impact on adoption of AASB 16	2,432	456	2,888
Restated opening balance	2,432	456	2,888
Additions	319	16	335
Depreciation	(455)	(112)	(567)
Other	(5)	1	(4)
Balance at 30 September 2020	2,291	361	2,652

Summary of lease liabilities

$m	Consolidated	Parent Entity
Lease liabilities – property	2,538	2,309
Lease liabilities – other	387	363
Total lease liabilities as at 30 September 2020	2,925	2,672

Schedule of future contractual undiscounted cash flows relating to lease liabilities

The following table presents the future contractual undiscounted cash flows relating to lease liabilities by remaining contractual maturity based on the requirements AASB 16 applicable for the current period:

$m	Consolidated	Parent Entity
Up to one year	568	515
Over 1 year to 5 years	1,537	1,415
Over 5 years	1,101	997
Total undiscounted lease liabilities as at 30 September 2020	3,206	2,927

As comparatives have not been restated on the adoption of AASB 16, the table below presents the operating lease commitments by remaining contractual maturity based on the requirements of AASB 117 applicable for the prior year:

$m	Consolidated	Parent Entity
Up to one year	608	555
Over 1 year to 5 years	1,716	1,583
Over 5 years	1,421	1,305
Total undiscounted lease liabilities as at 30 September 2019	3,745	3,443